Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Goodwill
	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Goodwill arising on businesses acquired	4,147.8	2,474.9
	____________	____________

Schedule of Goodwill
	2015	2014
	$’M	$’M
	____________	____________
As at January 1,	2,474.9	624.6
Acquisitions	1,700.1	1,890.5
Foreign currency translation	(27.2)	(40.2)
	____________	____________
As at December 31,	4,147.8	2,474.9
	____________	____________